Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Segment results are shown below ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Sales:
Professional Instrumentation	$716.1	$697.4
Industrial Technologies	819.1	777.3

Total	$1,535.2	$1,474.7

Operating Profit:
Professional Instrumentation	$158.0	$146.0
Industrial Technologies	152.6	130.7
Other	(15.7)	(13.7)

Total	$294.9	$263.0

Detailed segment data is as follows ($ in millions):

	For The Year Ended December 31
	2016	2015	2014
Sales:
Professional Instrumentation	$2,891.6	$2,974.2	$3,121.6
Industrial Technologies	3,332.7	3,204.6	3,215.6

Total	$6,224.3	$6,178.8	$6,337.2

Operating Profit:
Professional Instrumentation	$642.3	$694.8	$691.6
Industrial Technologies	667.4	617.2	597.0
Other	(63.7)	(42.3)	(43.3)

Total	$1,246.0	$1,269.7	$1,245.3

Identifiable assets:
Professional Instrumentation	$3,905.2	$3,894.0	$4,124.6
Industrial Technologies	3,294.8	3,316.6	3,231.0
Other	989.8	—	—

Total	$8,189.8	$7,210.6	$7,355.6

Depreciation and amortization:
Professional Instrumentation	$99.4	$103.5	$107.4
Industrial Technologies	75.7	73.4	70.6
Other	1.3	—	—

Total	$176.4	$176.9	$178.0

Capital expenditures, gross:
Professional Instrumentation	$36.2	$34.6	$30.0
Industrial Technologies	84.4	85.5	72.6
Other	9.0	—	—

Total	$129.6	$120.1	$102.6

Schedule of Operations in Geographical Areas

Operations in Geographical Areas:

	For The Year Ended December 31
($ in millions)	2016	2015	2014
Sales:
United States	$3,471.2	$3,415.8	$3,289.5
China	536.0	501.4	498.2
Germany	268.1	268.2	321.5
All other (each country individually less than 5% of total sales)	1,949.0	1,993.4	2,228.0

Total	$6,224.3	$6,178.8	$6,337.2

Long-lived assets:
United States	$4,480.7	$4,333.9	$4,273.3
United Kingdom	353.4	359.2	432.4
Germany	262.7	349.1	346.3
All other (each country individually less than 5% of total long-lived assets)	604.3	574.3	620.2

Total	$5,701.1	$5,616.5	$5,672.2

Schedule of Sales by Major Product Group

Sales by Major Product Group:

	For The Year Ended December 31
($ in millions)	2016	2015	2014
Professional tools and equipment	$4,005.9	$3,959.7	$4,020.8
Industrial automation, controls and sensors	1,138.2	1,170.5	1,306.1
Franchise distribution	618.1	590.4	535.0
All other	462.1	458.2	475.3

Total	$6,224.3	$6,178.8	$6,337.2